STOCK BENEFIT PLANS (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
STOCK BENEFIT PLANS [Abstract]
Exercise price of stock option granted, minimum percentage of fair market value	100.00%
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, weighted-average exercise price	$ 16.20	$ 16.20	$ 16.20	$ 16.20
Stock options exercisable, weighted-average exercise price	$ 16.20
Employee stock ownership plan, compensation expense	$ 115	$ 152	$ 150
Employee stock ownership plan, number of shares	259,456	258,706
Officers' and Employees' Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, shares	77,019	87,019	87,019	87,019
Stock options outstanding, weighted-average exercise price	$ 16.20	$ 16.20
Stock options outstanding, weighted-average remaining contractual life, years	5 years 5 months 1 day	6 years 5 months 27 days
Stock options exercisable, shares	57,290	50,967
Directors' Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, shares	37,500	37,500	37,805	38,108
Stock options outstanding, weighted-average exercise price	$ 16.20	$ 16.20
Stock options outstanding, weighted-average remaining contractual life, years	5 years 3 months	6 years 3 months
Stock options exercisable, shares	30,000	22,500